Annual Fund Operating Expenses - Diversified Value Portfolio - Diversified Value Portfolio	Apr. 29, 2021
Operating Expenses:
Management Fees	0.26%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.28%